Consultancy and Professional Fees	12 Months Ended
Dec. 31, 2023
Consultancy and Professional Fees [Abstract]
CONSULTANCY AND PROFESSIONAL FEES

11 CONSULTANCY AND PROFESSIONAL FEES

	2023	2022	2021
	USD	USD	USD

Audit fees	432,500	695,086	1,399,593
Legal fees	572,079	981,085	1,137,615
Consultancy fees	721,096	438,536	3,583,286
	1,725,675	2,114,707	6,120,494